ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	$ 401	$ 2,313
Other Comprehensive Income (Loss), Before Tax	508	(433)
Reclassification on Divestiture (Note 8)		(1,261)
Income Tax (Expense) Recovery		0
Ending balance	909	619
Pension and Other Post-Employment Benefits
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	86	69
Other Comprehensive Income (Loss), Before Tax	2	13
Reclassification on Divestiture (Note 8)		0
Income Tax (Expense) Recovery		(3)
Ending balance	88	79
Private Equity Investments
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	131	156
Other Comprehensive Income (Loss), Before Tax	3	(26)
Reclassification on Divestiture (Note 8)		0
Income Tax (Expense) Recovery		3
Ending balance	134	133
Foreign Currency Translation Adjustment
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	184	2,088
Other Comprehensive Income (Loss), Before Tax	503	(420)
Reclassification on Divestiture (Note 8)		(1,261)
Income Tax (Expense) Recovery		0
Ending balance	$ 687	$ 407